DBX ETF Trust | 1
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Communication Services
— 11.5%
Alphabet, Inc., Class A
28,652 9,173,797
Alphabet, Inc., Class C
24,973 7,994,357
AT&T, Inc.
36,128 940,051
Charter Communications, Inc.,
Class A *
479 95,858
Comcast Corp., Class A
19,247 513,702
Electronic Arts, Inc.
1,287 260,013
Fox Corp., Class A
1,203 78,797
Fox Corp., Class B
867 50,511
Live Nation Entertainment, Inc. *
894 117,516
Meta Platforms, Inc., Class A
11,076 7,176,694
Netflix, Inc. *
20,650 2,221,527
Pinterest, Inc., Class A *
3,987 104,140
ROBLOX Corp., Class A *
3,091 293,738
Spotify Technology SA *
802 480,294
Take-Two Interactive Software,
Inc. *
891 219,248
T-Mobile US, Inc.
2,495 521,480
Trade Desk, Inc., Class A *
2,387 94,430
Verizon Communications, Inc.
21,548 885,838
Walt Disney Co.
9,065 947,021
Warner Bros Discovery, Inc. *
11,720 281,280
Warner Music Group Corp.,
Class A
1,135 32,052
(Cost $17,442,866)
32,482,344
Consumer Discretionary
— 10.7%
Airbnb, Inc., Class A *
2,285 267,322
Amazon.com, Inc. *
47,283 11,027,341
AutoZone, Inc. *
137 541,743
Booking Holdings, Inc.
163 801,094
Chipotle Mexican Grill, Inc. *
7,109 245,403
D.R. Horton, Inc.
2,650 421,377
Domino's Pizza, Inc.
187 78,471
DoorDash, Inc., Class A *
2,551 506,042
eBay, Inc.
5,144 425,872
Expedia Group, Inc.
754 192,790
Ford Motor Co.
15,443 205,083
Garmin Ltd.
1,774 346,498
General Motors Co.
3,878 285,111
Genuine Parts Co.
2,178 284,011
Home Depot, Inc.
5,342 1,906,667
Lennar Corp., Class A
2,758 362,125
Lennar Corp., Class B (a)
800 98,872
Lowe's Cos., Inc.
3,354 813,278
Lululemon Athletica, Inc. *
1,444 265,956
Marriott International, Inc.,
Class A
1,205 367,272
McDonald's Corp.
3,527 1,099,789
MercadoLibre, Inc. *
319 660,898
Number
of Shares Value $
NIKE, Inc., Class B
8,514 550,260
NVR, Inc. *
38 285,277
O'Reilly Automotive, Inc. *
6,586 669,796
PulteGroup, Inc.
2,690 342,141
Starbucks Corp.
5,692 495,830
Tesla, Inc. *
14,420 6,203,051
Ulta Beauty, Inc. *
675 363,710
Yum! Brands, Inc.
1,011 154,895
(Cost $25,980,279)
30,267,975
Consumer Staples — 3.5%
Archer-Daniels-Midland Co.
12 729
Church & Dwight Co., Inc.
3,414 290,736
Clorox Co.
2,151 232,179
Coca-Cola Co.
21,924 1,603,083
Colgate-Palmolive Co.
5,565 447,370
Estee Lauder Cos., Inc., Class A
3,658 344,108
General Mills, Inc.
5,965 282,443
Hershey Co.
1,976 371,646
Hormel Foods Corp.
5,170 119,996
Kellanova
3,915 327,451
Kenvue, Inc.
19,988 346,792
Keurig Dr Pepper, Inc.
12,436 346,964
Kimberly-Clark Corp.
3,104 338,709
Kraft Heinz Co.
10,053 256,452
McCormick & Co., Inc.
4,191 282,809
Mondelez International, Inc.,
Class A
9,055 521,296
PepsiCo, Inc.
8,183 1,217,139
Procter & Gamble Co.
12,415 1,839,406
Sysco Corp.
4,875 371,475
Target Corp.
3,412 309,195
Tyson Foods, Inc., Class A
33 1,916
(Cost $10,591,677)
9,851,894
Financials — 11.5%
Aflac, Inc.
2,499 275,665
Allstate Corp.
1,115 237,473
American Express Co.
2,812 1,027,139
American International Group,
Inc.
2,573 195,960
Ameriprise Financial, Inc.
456 207,817
Aon PLC, Class A
1,026 363,122
Apollo Global Management, Inc.
2,151 283,609
Arch Capital Group Ltd. *
1,910 179,387
Ares Management Corp., Class
A
344 53,956
Arthur J Gallagher & Co.
1,327 328,592
Bank of America Corp.
32,116 1,723,023
Bank of New York Mellon Corp.
3,824 428,670
Blackrock, Inc.
785 822,130
Block, Inc. *
3,010 201,068
Capital One Financial Corp.
2,858 626,102

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Cboe Global Markets, Inc.
693 178,912
Charles Schwab Corp.
8,771 813,335
Chubb Ltd.
1,847 547,044
Cincinnati Financial Corp.
783 131,223
Citigroup, Inc.
9,198 952,913
Citizens Financial Group, Inc.
1,450 78,445
CME Group, Inc.
1,886 530,834
Coinbase Global, Inc., Class A *
1,098 299,556
Corpay, Inc. *
464 137,251
Everest Group Ltd.
144 45,258
Fidelity National Information
Services, Inc.
3,039 199,875
Fifth Third Bancorp
2,511 109,128
Fiserv, Inc. *
2,877 176,849
Global Payments, Inc.
1,656 125,459
Goldman Sachs Group, Inc.
1,546 1,277,058
Hartford Insurance Group, Inc.
1,286 176,221
Huntington Bancshares, Inc.
9,214 150,188
Interactive Brokers Group, Inc.,
Class A
2,556 166,191
Intercontinental Exchange, Inc.
2,973 467,653
JPMorgan Chase & Co.
13,581 4,251,939
KeyCorp
2,864 52,640
KKR & Co., Inc.
3,554 434,690
M&T Bank Corp.
717 136,388
Markel Group, Inc. *
56 116,505
Marsh & McLennan Cos., Inc.
2,553 468,348
Mastercard, Inc., Class A
4,012 2,208,726
MetLife, Inc.
2,411 184,586
Moody's Corp.
838 411,274
Morgan Stanley
6,249 1,060,205
MSCI, Inc.
433 244,091
Nasdaq, Inc.
2,416 219,663
Northern Trust Corp.
1,146 150,516
PayPal Holdings, Inc.
5,060 317,211
PNC Financial Services Group,
Inc.
1,922 366,564
Principal Financial Group, Inc.
1,004 85,159
Progressive Corp.
2,884 659,830
Prudential Financial, Inc.
1,568 169,736
Raymond James Financial, Inc.
994 155,601
Regions Financial Corp.
3,475 88,439
Robinhood Markets, Inc., Class
A *
3,990 512,675
Rocket Cos., Inc., Class A
3,471 69,351
S&P Global, Inc.
1,569 782,664
State Street Corp.
1,650 196,383
Synchrony Financial
2,274 175,917
T. Rowe Price Group, Inc.
1,373 140,568
Travelers Cos., Inc.
1,208 353,775
Truist Financial Corp.
6,073 282,394
US Bancorp
7,101 348,304
Number
of Shares Value $
Visa, Inc., Class A
8,497 2,841,737
W.R. Berkley Corp.
1,495 116,147
Wells Fargo & Co.
15,886 1,363,813
Willis Towers Watson PLC
492 157,932
(Cost $21,848,309)
32,640,877
Health Care — 13.1%
Abbott Laboratories
10,166 1,310,397
AbbVie, Inc.
9,849 2,242,617
Agilent Technologies, Inc.
3,262 500,717
Alnylam Pharmaceuticals, Inc. *
1,339 604,197
Amgen, Inc.
3,395 1,172,837
Becton Dickinson & Co.
2,621 508,526
Biogen, Inc. *
2,428 442,115
Boston Scientific Corp. *
9,432 958,103
Bristol-Myers Squibb Co.
14,766 726,487
Cardinal Health, Inc.
1,872 397,351
Cencora, Inc.
1,357 500,638
Centene Corp. *
3,187 125,377
Cigna Group
1,186 328,854
CVS Health Corp.
9,475 761,411
Danaher Corp.
4,240 961,547
Dexcom, Inc. *
4,545 288,471
Edwards Lifesciences Corp. *
5,772 500,259
Elevance Health, Inc.
1,149 388,661
Eli Lilly & Co.
4,407 4,739,596
GE HealthCare Technologies,
Inc.
4,980 398,350
Gilead Sciences, Inc.
8,112 1,020,814
HCA Healthcare, Inc.
883 448,820
Humana, Inc.
13 3,195
IDEXX Laboratories, Inc. *
804 605,316
Intuitive Surgical, Inc. *
2,172 1,245,599
IQVIA Holdings, Inc. *
2,090 480,721
Johnson & Johnson
13,253 2,742,311
Labcorp Holdings, Inc.
552 148,367
McKesson Corp.
852 750,714
Medtronic PLC
8,840 931,117
Merck & Co., Inc.
15,018 1,574,337
Mettler-Toledo International,
Inc. *
284 419,388
Pfizer, Inc.
36,800 947,232
Quest Diagnostics, Inc.
587 111,049
Regeneron Pharmaceuticals, Inc.
919 716,995
ResMed, Inc.
1,551 396,792
Royalty Pharma PLC, Class A
8,225 329,164
STERIS PLC
1,415 376,786
Stryker Corp.
2,253 836,269
Thermo Fisher Scientific, Inc.
2,374 1,402,630
UnitedHealth Group, Inc.
4,545 1,498,805
Veeva Systems, Inc., Class A *
805 193,433
Vertex Pharmaceuticals, Inc. *
1,737 753,181

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Waters Corp. *
920 371,146
West Pharmaceutical Services,
Inc.
1,256 348,226
Zimmer Biomet Holdings, Inc.
3,342 325,912
Zoetis, Inc.
3,607 462,345
(Cost $30,312,307)
37,297,175
Industrials — 3.9%
Automatic Data Processing, Inc.
2,140 546,342
Broadridge Financial Solutions,
Inc.
725 165,365
Carrier Global Corp.
3,928 215,569
Cintas Corp.
1,837 341,719
Copart, Inc. *
8,941 348,520
Deere & Co.
1,508 700,451
Delta Air Lines, Inc.
5,213 334,153
Dover Corp.
1,346 249,387
Equifax, Inc.
758 160,976
Expeditors International of
Washington, Inc.
2,332 342,571
Fastenal Co.
10,826 437,370
FedEx Corp.
1,757 484,370
Ferguson Enterprises, Inc.
1,880 473,140
Johnson Controls International
PLC
3,072 357,304
Old Dominion Freight Line, Inc.
2,244 303,591
Otis Worldwide Corp.
4,020 357,177
PACCAR, Inc.
2,270 239,303
Paychex, Inc.
1,770 197,691
Rollins, Inc.
2,058 126,526
Snap-on, Inc.
848 288,362
Southwest Airlines Co.
5,247 182,648
SS&C Technologies Holdings,
Inc.
1,423 122,293
Trane Technologies PLC
573 241,508
TransUnion
1,311 111,500
Uber Technologies, Inc. *
11,905 1,042,164
United Airlines Holdings, Inc. *
2,886 294,257
United Parcel Service, Inc.,
Class B
5,444 521,481
Verisk Analytics, Inc.
791 178,030
Vertiv Holdings Co., Class A
3,404 611,801
W.W. Grainger, Inc.
282 267,514
Waste Management, Inc.
2,879 627,248
Westinghouse Air Brake
Technologies Corp.
1,371 285,922
(Cost $9,510,334)
11,156,253
Information Technology
— 39.5%
Accenture PLC, Class A
3,443 860,750
Adobe, Inc. *
2,168 694,042
Advanced Micro Devices, Inc. *
9,427 2,050,655
Amdocs Ltd.
683 52,236
Analog Devices, Inc.
3,359 891,277
Number
of Shares Value $
Apple, Inc.
92,837 25,887,597
Applied Materials, Inc.
4,993 1,259,484
AppLovin Corp., Class A *
1,346 806,900
Arista Networks, Inc. *
7,178 938,021
ARM Holdings PLC, ADR *
2,023 274,238
Atlassian Corp., Class A *
866 129,484
Autodesk, Inc. *
1,181 358,245
Broadcom, Inc.
23,399 9,428,861
Cadence Design Systems, Inc. *
1,477 460,588
CDW Corp.
732 105,569
Cisco Systems, Inc.
22,495 1,730,765
Cloudflare, Inc., Class A *
1,632 326,743
Cognizant Technology Solutions
Corp., Class A
2,695 209,428
Corning, Inc.
7,684 646,993
Crowdstrike Holdings, Inc., Class
A *
1,240 631,358
Datadog, Inc., Class A *
1,682 269,137
Fair Isaac Corp. *
142 256,428
Fortinet, Inc. *
3,320 269,352
Gartner, Inc. *
419 97,518
Gen Digital, Inc.
3,223 84,990
GLOBALFOUNDRIES, Inc. *
4,329 155,151
HP, Inc.
4,718 115,214
HubSpot, Inc. *
321 117,910
Intel Corp. *
30,096 1,220,694
Intuit, Inc.
1,374 871,226
Keysight Technologies, Inc. *
2,114 418,466
KLA Corp.
887 1,042,642
Lam Research Corp.
8,487 1,323,972
Marvell Technology, Inc.
6,991 624,995
Microchip Technology, Inc.
5,277 282,742
Micron Technology, Inc.
7,263 1,717,554
Microsoft Corp.
46,038 22,651,156
MongoDB, Inc. *
598 198,757
Monolithic Power Systems, Inc.
525 487,289
Motorola Solutions, Inc.
1,357 501,656
NetApp, Inc.
3,054 340,704
NVIDIA Corp.
121,708 21,542,316
ON Semiconductor Corp. *
5,173 259,892
Oracle Corp.
8,203 1,656,596
Palo Alto Networks, Inc. *
3,452 656,329
QUALCOMM, Inc.
6,805 1,143,852
Salesforce, Inc.
4,670 1,076,622
Seagate Technology Holdings
PLC
2,376 657,415
ServiceNow, Inc. *
1,038 843,282
Snowflake, Inc. *
1,650 414,546
Strategy, Inc. *
1,364 241,674
Super Micro Computer, Inc. *
6,949 235,224
Synopsys, Inc. *
823 344,022
TE Connectivity PLC
2,719 614,902

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Texas Instruments, Inc.
5,459 918,586
VeriSign, Inc.
492 123,979
Workday, Inc., Class A *
1,122 241,926
Zoom Communications, Inc. *
1,653 140,439
Zscaler, Inc. *
521 131,031
(Cost $64,764,744)
112,033,420
Materials — 1.5%
Corteva, Inc.
6,041 407,586
CRH PLC
4,852 582,046
Ecolab, Inc.
2,045 562,702
International Flavors &
Fragrances, Inc.
3,724 258,743
International Paper Co.
3,486 137,627
Martin Marietta Materials, Inc.
590 367,712
Nucor Corp.
744 118,661
Packaging Corp. of America
1,283 261,822
PPG Industries, Inc.
2,365 236,595
Sherwin-Williams Co.
1,709 587,366
Southern Copper Corp.
2,644 356,358
Vulcan Materials Co.
1,333 396,221
(Cost $3,370,072)
4,273,439
Real Estate — 3.3%
American Tower Corp. REIT
3,308 599,641
AvalonBay Communities, Inc.
REIT
1,840 334,770
CBRE Group, Inc., Class A *
1,570 254,073
CoStar Group, Inc. *
2,229 153,355
Crown Castle, Inc. REIT
4,323 394,604
Digital Realty Trust, Inc. REIT
2,950 472,354
Equinix, Inc. REIT
775 583,815
Equity Residential REIT
5,152 318,136
Essex Property Trust, Inc. REIT
1,113 293,409
Extra Space Storage, Inc. REIT
2,531 337,053
Invitation Homes, Inc. REIT
9,904 279,293
Iron Mountain, Inc. REIT
3,706 320,013
Mid-America Apartment
Communities, Inc. REIT
2,083 283,059
Prologis, Inc. REIT
6,654 855,239
Public Storage REIT
1,563 429,106
Number
of Shares Value $
Realty Income Corp. REIT
8,339 480,410
SBA Communications Corp.
REIT
1,504 292,182
Simon Property Group, Inc. REIT
2,985 556,165
Ventas, Inc. REIT
5,803 467,896
VICI Properties, Inc. REIT
12,071 347,886
Welltower, Inc. REIT
4,687 975,927
Weyerhaeuser Co. REIT
10,152 225,476
(Cost $8,487,004)
9,253,862
Utilities — 1.0%
American Water Works Co., Inc.
10,403 1,353,118
Edison International
27,552 1,622,538
(Cost $3,159,687)
2,975,656
TOTAL COMMON STOCKS
(Cost $195,467,279)
282,232,895
EXCHANGE-TRADED FUNDS
— 0.1%
iShares Paris-Aligned Climate
MSCI USA ETF
300 21,966
Vanguard Mid-Cap ETF
100 29,215
Xtrackers MSCI USA Climate
Action Equity ETF (b)
7,500 314,955
(Cost $271,806)
366,136
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 3.91%
(c)(d)
(Cost $88,200)
88,200 88,200
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
3.94% (c)
(Cost $714,965)
714,965 714,965
TOTAL INVESTMENTS — 99.9%
(Cost $196,542,250)
283,402,196
Other assets and liabilities,
net — 0.1%
186,168
NET ASSETS — 100.0%
283,588,364
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI USA Climate Action Equity ETF (b)
300,332 — — — 14,623 890 — 7,500 314,955
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 3.91% (c)(d)
62,050 26,150 (e) — — — 600 — 88,200 88,200
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 3.94% (c)
360,132 1,259,268 (904,435) — — 5,314 — 714,965 714,965
722,514 1,285,418 (904,435) — 14,623 6,804 — 810,665 1,118,120
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $86,513, which is 0.0% of net assets.
(b)
Affiliated fund advised by DBX Advisors LLC.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 26 873,554 891,735 12/19/2025 18,181
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
USNZ-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 282,232,895 $ — $ — $ 282,232,895
Exchange-Traded Funds
366,136 — — 366,136
Short-Term Investments (a)
803,165 — — 803,165
Derivatives (b)
Futures Contracts
18,181 — — 18,181
TOTAL
$ 283,420,377 $ — $ — $ 283,420,377
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.